BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock 60/40 Target Allocation ETF V.I. Fund

(the “Fund”)

Supplement dated January 17, 2025 to the Summary Prospectus and the

Prospectus of the Fund, dated May 1, 2024, as supplemented to date

Effective January 21, 2025, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BlackRock 60/40 Target Allocation ETF V.I. Fund — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock 60/40 Target Allocation ETF V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Michael Gates, CFA	2016	Managing Director of BlackRock, Inc.
Lisa O’Connor, CFA	2025	Managing Director of BlackRock, Inc.
Suzanne Ly, CFA, FRM	2025	Managing Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of 60/40 Target Allocation ETF V.I. Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF 60/40 TARGET ALLOCATION ETF V.I. FUND
The Fund is managed by a team of financial professionals. Michael Gates, CFA, Lisa O’Connor, CFA, and Suzanne Ly, CFA, FRM, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BlackRock 60/40 Target Allocation ETF V.I. Fund” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Michael Gates, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2019.
Lisa O’Connor, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2017.
Suzanne Ly, CFA, FRM	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc. from 2019 to 2023.

Shareholders should retain this Supplement for future reference.

PR2-TAFVI-0125SUP